Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Changes in Benefit Obligation and Fair Value of Plan Assets
Table 22.1 presents the changes in the benefit obligation and the fair value of plan assets, the funded status, and the amounts recognized on our consolidated balance sheet. Changes in the benefit obligation for the qualified plans were driven by the amounts of benefits paid and changes in the actuarial loss (gain) amounts, which are driven by changes in the discount rates at December 31, 2023 and 2022, respectively.
Table 22.1: Changes in Benefit Obligation and Fair Value of Plan Assets

	December 31, 2023			December 31, 2022
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of period	$8,141	391	309	11,032	501	439
Service cost	25	—	—	19	—	—
Interest cost	403	18	15	348	12	9
Plan participants’ contributions	—	—	37	—	—	39
Actuarial loss (gain)	191	8	(8)	(2,256)	(76)	(103)
Benefits paid	(634)	(42)	(66)	(966)	(46)	(75)
Settlements, Curtailments, and Amendments	—	—	—	(29)	—	—
Foreign exchange impact	—	—	—	(7)	—	—
Benefit obligation at end of period	8,126	375	287	8,141	391	309

Change in plan assets:
Fair value of plan assets at beginning of period	8,600	—	476	11,581	—	550
Actual return on plan assets	653	—	44	(1,998)	—	(45)
Employer contribution	15	42	6	16	46	7
Plan participants’ contributions	—	—	37	—	—	39
Benefits paid	(634)	(42)	(66)	(966)	(46)	(75)
Settlement	—	—	—	(29)	—	—
Foreign exchange impact	—	—	—	(4)	—	—
Fair value of plan assets at end of period	8,634	—	497	8,600	—	476
Funded status at end of period	$508	(375)	210	459	(391)	167
Amounts recognized on the consolidated balance sheet at end of period:
Assets	$585	—	224	522	—	181
Liabilities	(77)	(375)	(14)	(63)	(391)	(14)

Plans with Benefit Obligations in Excess of Plan Assets
Table 22.2 provides information for pension and postretirement plans with benefit obligations in excess of plan assets.
Table 22.2: Plans with Benefit Obligations in Excess of Plan Assets

	December 31, 2023		December 31, 2022
(in millions)	Pension Benefits	Other Benefits	Pension Benefits	Other Benefits
Projected benefit obligation	$549	—	539	—
Accumulated benefit obligation	511	14	509	14
Fair value of plan assets	97	—	86	—

Net Periodic Benefit Cost and Other Comprehensive Income
Table 22.3 presents the components of net periodic benefit cost and OCI. Service cost is reported in personnel expense and all other components of net periodic benefit cost are reported in other noninterest expense on our consolidated statement of income.
Table 22.3: Net Periodic Benefit Cost and Other Comprehensive Income

	December 31, 2023			December 31, 2022			December 31, 2021
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$25	—	—	19	—	—	17	—	—
Interest cost	403	18	15	348	12	9	296	12	11
Expected return on plan assets	(503)	—	(25)	(511)	—	(22)	(598)	—	(19)
Amortization of net actuarial loss (gain)	139	5	(25)	136	11	(22)	140	15	(20)
Amortization of prior service cost (credit)	—	—	(10)	1	—	(10)	—	—	(10)
Settlement loss	—	—	—	226	1	—	134	2	—
Net periodic benefit cost	64	23	(45)	219	24	(45)	(11)	29	(38)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	41	8	(27)	253	(76)	(36)	(142)	(18)	(40)
Amortization of net actuarial gain (loss)	(139)	(5)	25	(136)	(11)	22	(140)	(15)	20
Amortization of prior service credit (cost)	—	—	10	(1)	—	10	—	—	10
Settlement (loss)	—	—	—	(226)	(1)	—	(134)	(2)	—
Total recognized in other comprehensive income	(98)	3	8	(110)	(88)	(4)	(416)	(35)	(10)
Total recognized in net periodic benefit cost and other comprehensive income	$(34)	26	(37)	109	(64)	(49)	(427)	(6)	(48)

Benefits Recognized in Accumulated OCI
Table 22.4 provides the amounts recognized in AOCI
(pre-tax).

Table 22.4: Benefits Recognized in Accumulated OCI

	December 31, 2023			December 31, 2022
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$2,842	74	(406)	2,940	71	(404)
Net prior service cost (credit)	—	—	(106)	—	—	(116)
Total	$2,842	74	(512)	2,940	71	(520)

Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation and Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost	Table 22.5 presents the weighted-average assumptions used to estimate the projected benefit obligation.
Table 22.5: Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation

	December 31, 2023			December 31, 2022
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	4.99%	4.87	4.90	5.18	5.08	5.12
Interest crediting rate	3.91	3.39	N/A	4.10	3.58	N/A

Table 22.6 presents the weighted-average assumptions used to determine the net periodic benefit cost, including the impact of interim re-measurements as applicable.

Table 22.6: Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	December 31, 2023			December 31, 2022			December 31, 2021
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	5.12%	5.04	5.06	3.93	2.34	2.11	2.63	2.32	2.31
Interest crediting rate	4.10	3.58	N/A	3.37	1.51	N/A	2.68	1.08	N/A
Expected return on plan assets	6.09	N/A	5.34	5.35	N/A	4.00	5.17	N/A	3.50

Projected Benefit Payments
Future benefits that we expect to pay under the pension and other benefit plans are presented in Table 22.7.

Table 22.7: Projected Benefit Payments

	Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits
Period ended December 31,
2024	$751	42	30
2025	679	40	29
2026	646	38	28
2027	639	37	26
2028	632	35	25
2029-2033	2,991	147	109

Pension and Other Benefit Plan Assets
Table 22.8 presents the classification of the fair value of the pension plan and other benefit plan assets in the fair value hierarchy. See Note 15 (Fair Values of Assets and Liabilities) for a description of the fair value hierarchy.
Table 22.8: Pension and Other Benefit Plan Assets

	Carrying value at period-end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2023
Cash and cash equivalents	$199	2	—	201	47	135	—	182
Long duration fixed income (1)	1,618	4,884	—	6,502	—	—	—	—
Intermediate (core) fixed income	—	159	—	159	—	161	—	161
High-yield fixed income	—	102	—	102	—	—	—	—
International fixed income	—	99	—	99	—	—	—	—
Domestic large-cap stocks	261	85	—	346	—	68	—	68
Domestic mid-cap stocks	37	20	—	57	—	18	—	18
Domestic small-cap stocks	37	1	—	38	—	6	—	6
Global stocks	—	129	—	129	—	—	—	—
International stocks	117	156	—	273	10	21	—	31
Emerging market stocks	33	70	—	103	—	—	—	—
Real estate	45	—	—	45	—	—	—	—
Hedge funds/absolute return	—	32	—	32	—	—	—	—
Other	21	22	10	53	7	—	24	31
Plan investments – excluding investments at NAV	$2,368	5,761	10	8,139	64	409	24	497
Investments at NAV (2)				264				—
Net receivables				231				—
Total plan assets				$8,634				497
December 31, 2022
Cash and cash equivalents	$214	4	—	218	41	135	—	176
Long duration fixed income (1)	1,398	4,919	—	6,317	—	—	—	—
Intermediate (core) fixed income	—	227	—	227	—	154	—	154
High-yield fixed income	—	91	—	91	—	—	—	—
International fixed income	—	84	—	84	—	—	—	—
Domestic large-cap stocks	232	35	—	267	—	60	—	60
Domestic mid-cap stocks	74	40	—	114	—	16	—	16
Domestic small-cap stocks	64	4	—	68	—	9	—	9
Global stocks	—	152	—	152	—	—	—	—
International stocks	105	141	—	246	9	19	—	28
Emerging market stocks	29	57	—	86	—	—	—	—
Real estate	46	—	—	46	—	—	—	—
Hedge funds/absolute return	—	42	—	42	—	—	—	—
Other	90	23	10	123	6	—	24	30
Plan investments – excluding investments at NAV	$2,252	5,819	10	8,081	56	393	24	473
Investments at NAV (2)				415				—
Net receivables				104				3
Total plan assets				$8,600				476
(1)This category includes a diversified mix of assets, which are being managed in accordance with a duration target of approximately 10 years and 9 years for December 31, 2023 and 2022, respectively, and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.
(2)Consists of certain investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

Fair Value Level 3 Pension and Other Benefit Plan Assets
Table 22.9 presents the changes in Level 3 pension plan and other benefit plan assets measured at fair value.

Table 22.9: Fair Value Level 3 Pension and Other Benefit Plan Assets

	Balance beginning of period	Gains (losses) (1)	Purchases, sales and settlements (net)	Transfer into/(out of) Level 3	Balance end of period
(in millions)
December 31, 2023
Pension plan assets	$10	—	—	—	10
Other benefits plan assets	24	—	—	—	24
December 31, 2022
Pension plan assets	$11	—	—	(1)	10
Other benefits plan assets	24	—	—	—	24
(1)Represents unrealized and realized gains (losses).